Income and expenses - Net other operating income (expense) (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income and expenses
Government grants	€ 4,932,000	€ 4,466,000	€ 4,473,000
Amortization intangibles purchase price allocation	(5,146,000)	(2,521,000)	(1,857,000)
Allowance for doubtful debtors	390,000	(58,000)	(244,000)
Capitalized expenses (asset construction)		223,000	316,000
Tax Credits	887,000	746,000	1,198,000
Personnel related income			770,000
Fair value adjustment Materialise Motion			(2,516,000)
Impairment Engimplan		(177,000)
Impairment Metal Belgium (Aldema)	0	0	0
Indemnity fee from commercial agreement	506,000
COVID support Germany	681,000
Other	946,000	723,000	295,000
Total	€ 3,196,000	€ 3,402,000	€ 2,436,000